Annual Total Returns[BarChart] - Ashmore Emerging Markets Equity Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.13%	0.95%	(7.37%)	(20.68%)	18.65%	46.23%	(16.96%)	30.47%	30.02%